UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21601

PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	7/31/07

Date of reporting period:	10/31/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Strategy Fund Schedule of Investments
October 31, 2006 (unaudited)

Principal
Amount
(000)		Value*

SENIOR LOANS (a)(b)(c)—74.9%
Aerospace—1.1%
$6,253	K & F Industries, Inc., 7.32%, 11/18/12, Term B	$6,283,189
	Standard Aero Holdings, Inc., Term B,
315	7.57%, 8/24/12	315,405
1,574	7.58%, 8/30/12	1,577,025
3,148	7.63%, 8/24/12	3,154,051
3,000	Transdigm Group, Inc., 7.389%, 6/23/13, Term B	3,022,125
		14,351,795
Airlines—1.1%
8,000	Northwest Airlines Corp., 7.90%, 8/22/08 (e)	7,980,000
	United Airlines, Inc.,
746	9.125%, 1/9/11, Term DD	759,309
5,224	9.25%, 2/1/12, Term B (f)	5,319,084
		14,058,393
Apparel & Textiles—0.3%
1,000	Hanesbrands, Inc., 7.688%, 10/15/13, Term B	1,009,750
	Simmons Co., Term C,
915	7.125%, 12/19/11	921,792
931	7.375%, 12/19/11	938,058
538	7.625%, 12/19/11	542,230
199	7.813%, 12/19/11	200,625
		3,612,455
Automotive—0.9%
	Dura Operating Corp.,
1,333	9.07%, 4/28/11	1,150,000
667	9.109%, 4/30/11	575,000
	Hertz Corp.,
556	5.39%, 12/21/12	560,347
284	7.61%, 12/21/12, Term B	286,205
3,773	7.62%, 12/21/12, Term B	3,805,410
462	7.70%, 12/21/12, Term B	466,362
1,901	7.73%, 12/21/12, Term B	1,917,426
	Lear Corp.,
2,100	7.867%, 3/23/12	2,095,844
900	7.904%, 3/23/12	898,219
		11,754,813
Automotive Products—4.8%
8,722	Affinia Group, 8.376%, 11/30/11, Term B	8,768,447
	Cooper Standard Automotive, Inc.,
3,419	7.875%, 12/31/11, Term B	3,426,117
6,341	7.875%, 12/31/11, Term C	6,355,297
	Delphi Corp.,
1,500	8.125%, 10/8/07, Term A	1,515,000
6,743	13.75%, 6/14/11	6,994,573
6,000	Fed Mogul Corp., 7.375%, 11/23/06, Term B	6,015,936
	Goodyear Tire & Rubber Co.,
10,500	8.14%, 4/30/10	10,597,503
2,000	8.89%, 4/1/11	2,006,428
6,175	Polypore, Inc., 8.32%, 11/12/11, Term B	6,223,641

Principal
Amount
(000)		Value*

Automotive Products—(continued)
	Tenneco Automotive, Inc.,
$1,141	7.311%, 12/12/10, Term B1	$1,147,733
2,610	7.40%, 12/12/10, Term B	2,625,153
5,895	TRW Automotive, Inc., 6.75%, 10/31/10, Term E	5,890,703
		61,566,531
Banking—0.6%
	Aster Co., Ltd.,
€2,800	6.060%, 9/19/13, Term B	3,597,235
$2,137	7.872%, 9/19/13, Term B1	2,151,416
2,214	8.372%, 9/19/14, Term C1	2,239,689
		7,988,340
Building/Construction—2.0%
	Masonite International Corp., Term B,
63	7.367%, 4/6/13	61,457
9,787	7.38%, 4/6/13	9,583,082
9,310	Nortek, Inc., 7.32%, 8/27/11	9,298,362
6,967	UGS Corp., 7.126%, 3/31/12, Term B	6,968,932
		25,911,833
Chemicals—5.8%
	Basell NV,
€39	4.559%, 9/15/13, Term B1-2	49,746
€57	5.00%, 9/15/13, Term B4-2	73,566
€149	5.558%, 9/15/13, Term B	192,041
€861	5.558%, 9/15/13, Term B1	1,110,034
€129	5.558%, 9/15/13, Term B4	166,660
€230	5.558%, 9/15/13, Term B5	296,048
€406	5.704%, 9/15/13, Term B6	524,009
€1,199	5.804%, 9/15/13, Term B	1,546,602
€937	5.804%, 9/15/13, Term B4	1,208,122
€1,174	6.308%, 9/15/14, Term C	1,520,698
€449	6.308%, 9/15/14, Term C4	581,448
€236	6.308%, 9/15/14, Term C5	306,032
€185	6.454%, 9/15/14, Term C6	239,537
€673	6.554%, 9/15/14, Term C	871,695
€1,819	6.554%, 9/15/14, Term C4	2,357,179
€2,000	Brenntag AG, 6.029%, 12/23/13, Term B5	2,473,734
$9,606	Celanese AG, 7.367%, 4/6/11, Term B	9,670,846
4,000	Chart Industries, 7.438%, 10/14/12, Term B	4,012,500
4,000	Cognis BV, 8.17%, 5/12/12, Term B1 (e)	4,027,500
€2,794	Cognis Deutschland GMBH, 5.346%, 5/12/11, Term A	3,565,400
$3,000	Georgia Gulf Corp., 7.32%, 11/30/13	3,018,126
	Hercules, Inc., Term B,
52	6.867%, 10/8/10	52,516
1,311	6.87%, 10/8/10	1,312,893
4,713	Huntsman International LLC, 7.07%, 8/10/12	4,715,597
5,000	INEOS Group Ltd., 7.611%, 10/7/12, Term A4	5,040,625
	INEOS Holdings Ltd.,
2,000	7.611%, 10/7/13, Term B1	2,019,766
2,000	8.111%, 10/7/14, Term C1	2,028,516

Principal
Amount
(000)		Value*

Chemicals—(continued)
	Innophos, Inc., Term B,
$1,359	7.57%, 8/13/10	$1,365,352
1,521	7.58%, 8/15/11	1,528,149
5,472	KRATON Polymers Group LLC, 7.375%, 5/11/13	5,496,442
	Nalco Co., Term B,
2,467	7.08%, 11/1/10	2,476,541
2,881	7.23%, 11/4/10	2,892,935
2,442	7.30%, 11/1/10	2,452,020
2,955	Niagara Holdings, Inc., 7.375%, 2/11/12, Term B	2,967,928
2,220	VWR International, Inc., 7.63%, 4/7/11, Term B	2,225,841
		74,386,644
Commercial Products—1.6%
3,385	Alliance Laundry Holdings LLC, 7.57%, 1/27/12, Term B	3,409,520
	iPayment, Inc.,
388	7.32%, 12/27/12	388,350
1,602	7.62%, 12/27/12	1,601,650
	Rexel S.A.,
3,500	7.862%, 11/3/13, Term B1	3,526,058
3,500	8.591%, 4/18/14, Term C1	3,539,511
	Sigmakalon,
€985	5.491%, 6/30/12, Term A	1,256,011
€2,500	5.991%, 9/19/12, Term B1	3,216,125
€1,829	6.491%, 9/19/13, Term C	2,362,532
€671	6.491%, 9/19/13, Term C1	867,314
		20,167,071
Computer Services—1.4%
$5,603	PanAmSat Corp., 7.497%, 6/30/11, Term A	5,618,427
11,850	SunGard Data Systems, Inc., 7.999%, 2/11/13	11,975,409
		17,593,836
Computer Software—0.7%
	Infor Global Solutions,
3,943	9.08%, 8/1/12	3,978,177
2,057	9.08%, 8/1/12, Term DD	2,089,286
	Spectrum Brands Corp., Term B,
328	8.39%, 2/6/12	329,574
711	8.39%, 2/7/12	713,697
1,298	8.40%, 2/6/12	1,303,808
		8,414,542
Consumer Products—2.5%
	Eastman Kodak Co., Term B,
1,911	7.439%, 10/18/12	1,916,344
676	7.57%, 10/18/12	677,365
2,851	7.60%, 10/18/12	2,858,151
1,380	7.639%, 10/18/12	1,383,642
690	7.64%, 10/18/12	691,821
6,742	Education Management Corp., 7.875%, 5/23/13, Term B	6,796,094
9,462	Jarden Corp., 7.367%, 1/24/12, Term B1	9,491,123
3,000	National Mentor, Inc., 5.00%, 6/30/12 (e)	3,015,000

Principal
Amount
(000)		Value*

Consumer Products—(continued)
	Rayovac Corp., Term B,
$566	7.61%, 2/6/12	$568,539
3,571	8.37%, 2/6/12	3,585,472
470	8.39%, 2/7/12	472,027
909	8.44%, 2/7/12	912,666
		32,368,244
Containers & Packaging—3.0%
	Graham Packaging Co., Term B,
5,889	7.625%, 10/7/11	5,923,988
3,939	7.875%, 10/7/11	3,962,626
7,303	Horizon Lines LLC, 7.62%, 7/7/11	7,337,183
	Intertape Polymer Group, Inc., Term B,
436	7.62%, 7/28/11	436,790
2,984	7.64%, 7/28/11	2,987,642
	JSG Packaging,
€274	5.741%, 11/29/13, Term B	352,590
€75	5.754%, 1/12/13, Term B	96,517
€154	5.835%, 1/12/13, Term B	198,672
€89	5.85%, 1/12/13, Term B	114,257
€408	5.964%, 1/12/13, Term B	524,285
€274	6.241%, 11/29/14, Term C	353,676
€154	6.335%, 1/12/14, Term C	199,284
€88	6.35%, 1/12/14, Term C	114,257
€408	6.464%, 1/12/14, Term C	524,285
€75	6.494%, 1/12/14, Term C	96,517
$2,250	7.745%, 11/29/13, Term B	2,266,747
2,250	8.245%, 11/29/14, Term C	2,266,747
	Smurfit-Stone Container,
1,528	5.234%, 11/1/10	1,539,399
2,573	7.625%, 11/1/11, Term B	2,592,558
1,187	7.625%, 11/1/10, Term C	1,195,770
844	7.625%, 11/1/11, Term C1	849,888
2,792	7.688%, 11/1/11, Term B	2,812,507
2,506	7.688%, 11/1/11, Term C	2,524,056
3	Solo Cup Co., 5.42%, 2/27/11, Term B	2,541
		39,272,782
Diversified Manufacturing—0.3%
	Invensys PLC,
959	5.446%, 7/17/13, Term Y1	963,099
1,041	7.398%, 7/17/13, Term Z1	1,045,651
	Linpac Mouldings Ltd.,
1,016	8.249%, 4/16/12, Term B1	1,023,744
1,277	8.749%, 4/16/12, Term C1	1,293,642
		4,326,136

Principal
Amount
(000)		Value*

Drugs & Medical Products—0.5%
	Warner Chilcott PLC,
$697	7.867%, 1/4/12	$701,832
985	7.867%, 1/18/12	988,436
1,527	7.867%, 1/18/12, Term B	1,536,824
1,018	7.867%, 1/18/12, Term C	1,024,706
2,182	7.968%, 1/18/12, Term B	2,195,492
		6,447,290
Electronics—1.4%
8,000	Sanmina-SCI Corp., 7.88%, 1/31/08	8,028,000
	Sensata Technologies, Inc.,
11	7.117%, 4/21/13	10,475
987	7.13%, 4/21/13	982,193
9,000	Spansion, Inc., 5.00%, 10/30/12, Term B	9,053,442
		18,074,110
Energy—3.3%
	Alon USA Energy, Inc.,
665	7.824%, 6/8/13, Term DD	672,066
5,320	7.931%, 6/8/13	5,376,525
	Covanta Energy Corp.,
1,041	5.371%, 6/24/12	1,050,623
81	7.57%, 6/30/12, Term B	82,079
998	7.621%, 6/30/12	1,007,059
665	7.621%, 6/30/12, Term B	670,799
1,950	10.871%, 5/12/13, Term DHC	1,984,312
	Edison Midwest, Term B,
2,359	6.87%, 4/27/11	2,363,710
1,747	7.24%, 4/27/11	1,750,531
1,908	7.31%, 4/27/11	1,911,981
	Headwaters, Inc., Term B,
1,336	7.33%, 4/30/11	1,334,561
9,760	7.38%, 4/30/11	9,750,805
	NRG Energy, Inc.,
557	7.367%, 2/1/13	560,586
2,431	7.367%, 2/1/13, Term B	2,446,494
	Targa Resources, Inc.,
774	5.242%, 10/31/11	778,930
3,000	7.617%, 10/31/07	3,018,750
24	7.617%, 10/31/12, Term B	24,332
2,193	7.626%, 10/31/12, Term B	2,206,970
976	7.65%, 10/31/12, Term B	981,787
	Weather Investments SARL (e),
€1,000	5.505%, 6/17/12, Term A	1,275,712
€1,000	6.298%, 6/17/13, Term B	1,279,541
€1,000	6.798%, 6/17/14, Term C	1,285,923
		41,814,076
Entertainment—1.9%
$2,481	AMC Entertainment, Inc., 7.445%, 1/5/13	2,504,060
13,933	MGM Studios, 8.617%, 4/8/12, Term B	13,776,993

Principal
Amount
(000)		Value*

Entertainment—(continued)
	Warner Music Group, Inc., Term B,
$351	7.309%, 2/28/11	$352,343
2,166	7.32%, 2/28/11	2,176,897
555	7.374%, 2/28/11	558,111
1,094	7.376%, 2/28/11	1,099,478
3,332	7.40%, 2/28/11	3,348,665
347	7.409%, 2/28/11	348,819
		24,165,366
Financial Services—1.3%
5,126	Global Cash Access LLC, 9.00%, 3/10/10, Term B	5,125,906
12,000	Nielson Finance, 8.19%, 8/8/13, Term B	12,057,192
		17,183,098
Food Services—1.6%
	Arby’s Restaurant Group, Inc., Term B,
7,511	7.617%, 7/25/12	7,545,593
2,690	7.626%, 7/25/12	2,701,842
210	7.735%, 7/25/12	210,557
5,736	Dominos, Inc., 6.875%, 6/25/10, Term B	5,740,687
	Michael Foods, Inc., Term B,
10	7.370%, 11/21/10	9,687
286	7.387%, 11/21/10	287,010
10	7.511%, 11/21/10	9,687
3,560	7.553%, 11/21/10	3,568,247
		20,073,310
Funeral Services—0.4%
	Alderwoods Group, Inc., Term B,
1,866	7.32%, 9/17/08	1,868,605
1,834	7.33%, 9/17/08	1,836,286
1,497	7.33%, 9/17/09	1,499,085
		5,203,976
Healthcare & Hospitals—3.4%
	DaVita, Inc., Term B,
384	7.11%, 5/16/12	386,471
2,497	7.37%, 10/5/12	2,512,061
886	7.38%, 10/5/12	891,856
1,440	7.40%, 10/5/12	1,449,266
8,547	7.51%, 10/5/12	8,598,979
1,617	7.69%, 5/16/12	1,626,708
739	7.69%, 10/5/12	743,213
10,972	HealthSouth Corp., 8.62%, 2/2/13	11,030,413
3,000	MultiPlan, Inc., 7.85%, 4/12/13, Term B	3,007,500
	Psychiatric Solutions, Inc., Term B,
2,096	7.07%, 7/7/12	2,100,084
2,096	7.249%, 7/7/12	2,100,084
9,903	Renal Advantage, Inc., 7.89%, 10/6/12, Term B	9,983,532
		44,430,167

Principal
Amount
(000)		Value*

Hotels/Gaming—2.1%
	Aladdin Gaming, Inc.,
$4,560	8.372%, 8/31/10, Term A	$4,461,159
107	9.537%, 8/31/10, Term B	104,804
	MotorCity Casino, Term B,
6,496	7.367%, 7/21/12	6,499,261
670	7.39%, 7/21/12	670,724
1,732	7.40%, 7/21/12	1,733,136
	Penn National Gaming, Inc., Term B,
1,238	7.02%, 5/26/12	1,246,230
120	7.12%, 5/26/12	120,780
2,629	7.13%, 5/26/12	2,646,180
862	7.24%, 5/26/12	867,420
1,091	7.25%, 5/26/12	1,098,000
4,266	Resorts International, Inc., 9.33%, 3/22/12, Term B	4,291,327
3,393	Venetian Casino, 7.12%, 2/22/12, Term B	3,405,358
		27,144,379
Machinery—0.7%
5,554	Agco Corp., 7.117%, 6/15/09, Term B	5,582,040
	Mueller Industries, Inc., Term B,
1,524	7.32%, 9/28/12	1,534,127
254	7.367%, 9/28/12	255,974
476	7.376%, 9/28/12	479,415
503	7.477%, 9/28/12	506,262
267	7.618%, 9/28/12	268,472
		8,626,290
Manufacturing—1.5%
7,000	Bombardier, Inc., 8.13%, 6/26/13, Term B	7,000,000
2,216	Lucite International, 8.07%, 5/26/13, Term B	2,234,544
	NACCO Materials Handling Group, Inc., Term B,
622	7.28%, 3/24/13	621,445
222	7.323%, 3/24/13	221,944
1,156	7.405%, 3/24/13	1,154,111
7,771	Xerium Technologies, Inc., 7.617%, 5/18/12, Term B	7,761,421
		18,993,465
Measuring Instruments—0.1%
	Dresser Rand, Term B,
136	7.367%, 10/29/11	136,390
872	7.40%, 10/29/11	877,241
678	7.618%, 10/29/11	681,949
		1,695,580
Metals & Mining—0.5%
	Novelis, Inc.,
3,731	7.718%, 1/7/12, Term B	3,747,746
2,148	7.718%, 1/7/12, Term B2	2,157,793
		5,905,539
Multi-Media—7.5%
6,470	American Media Operations, Inc., 8.31%, 1/30/13	6,517,852
1,244	Atlantic Broadband, Inc., 8.14%, 8/4/12, Term B	1,260,852

Principal
Amount
(000)		Value*

Multi-Media—(continued)
	Cablevision Systems Corp., Term B,
$2,000	7.122%, 3/29/13	$2,000,804
2,000	7.218%, 3/29/13	2,000,804
12,500	Cebridge Connections, Inc., 7.62%, 11/6/13	12,492,187
25,000	Charter Communications Holdings LLC, 8.005%, 4/25/13, Term B	25,243,750
	CMP Susquehanna Corp., Term B,
1,526	7.375%, 5/5/13	1,529,839
1,424	7.438%, 5/5/13	1,428,046
2,965	CSC Holdings, Inc., 7.126%, 2/24/13, Term B	2,966,192
8,500	NTL Investment, 7.32%, 1/6/13, Term B (e)	8,553,125
9,405	Primedia, 7.57%, 9/30/13, Term B	9,379,136
2,040	Source Media, Inc., 7.61%, 11/8/11, Term B	2,051,859
10,840	Telecordia Technologies, Inc., 7.90%, 9/9/12, Term B	10,453,765
1,734	Thomas Media, 7.61%, 11/8/11	1,744,080
	Young Broadcasting, Inc., Term B,
71	7.875%, 11/3/12	71,260
2,250	8.00%, 5/2/12	2,248,646
7,068	8.00%, 11/3/12	7,062,648
		97,004,845
Oil & Gas—1.6%
12,000	El Paso Corp., 5.65%, 6/15/09	11,820,000
	E.ON Ruhrgas AG,
11	7.806%, 7/15/13, Term B	11,666
857	7.806%, 7/15/13, Term B (e)	869,437
11	8.306%, 7/15/14, Term C	11,666
857	8.306%, 7/15/14, Term C (e)	869,437
2,653	Kinetic Concepts, Inc., 7.12%, 8/11/10, Term B	2,660,164
3,000	Newpark Resources, Inc., 8.637%, 8/17/11	3,016,875
	Vetco International,
625	8.25%, 1/16/12, Term B	629,297
625	8.75%, 1/16/13, Term C	630,781
		20,519,323
Paper/Paper Products—1.6%
	Appleton Papers, Inc.,
808	7.64%, 6/9/10	811,809
809	7.65%, 6/11/10	812,732
	Boise Cascade Holdings LLC, Term D,
415	7.094%, 10/28/11	416,959
359	7.125%, 10/28/11	360,816
	Georgia-Pacific Corp.,
1,162	7.367%, 12/20/12, Term B	1,173,765
302	7.376%, 12/20/12, Term B	304,352
4,839	7.39%, 12/20/12, Term B	4,869,628
11,650	8.39%, 12/23/13, Term C	11,813,368
		20,563,429
Printing/Publishing—1.3%
	RH Donnelly Corp., Term D,
2,543	6.83%, 6/30/11	2,536,942
2,665	6.87%, 6/30/11	2,658,898
424	6.88%, 6/30/11	423,061
4,238	6.89%, 6/30/11	4,228,237
1,695	6.90%, 6/30/11	1,691,295
424	6.92%, 6/30/11	422,824
€4,267	Seat Pagine Gialle SpA, 3.531%, 5/25/12, Term A	5,458,316
		17,419,573

Principal
Amount
(000)		Value*

Real Estate—0.0%
$156	Gables Residential Trust, 7.07%, 3/30/07	$156,098

Recreation—2.8%
	Amadeus Global Travel,
4,786	8.117%, 4/8/13, Term B	4,825,381
414	8.117%, 4/8/13, Term B2	417,461
4,786	8.617%, 4/8/14, Term C	4,843,870
414	8.617%, 4/8/14, Term C2	419,061
7,980	Cedar Fair L.P., 7.867%, 6/13/12	8,076,630
	Six Flags Theme Parks, Inc., Term B,
1,473	8.48%, 6/30/09	1,490,842
2,452	8.62%, 6/30/09	2,482,022
	Travelport (e),
595	8.367%, 8/1/13	597,363
6,072	8.367%, 8/22/13, Term CD	6,097,877
	Worldspan L.P., Term B,
210	8.11%, 2/11/10	210,327
867	8.125%, 2/11/10	867,599
394	8.15%, 2/11/10	394,363
5,122	8.188%, 2/11/10	5,126,724
131	8.25%, 2/11/10	131,455
263	8.375%, 2/11/10	262,909
		36,243,884
Retail—1.3%
8,108	Jean Coutu Group, Inc., 7.938%, 7/30/11	8,144,714
6,000	Michaels Stores, Inc., 5.00%, 10/11/13, Term 10	6,030,000
3,133	Neiman Marcus Group, Inc., 7.891%, 4/6/13	3,161,305
		17,336,019
Semi-Conductors—0.3%
4,448	On Semiconductor Corp., 7.62%, 12/3/11, Term G	4,464,007

Telecommunications—6.4%
2,290	Alliance Atlantis Communications, Inc., 6.999%, 10/19/11	2,291,916
	Centennial Cellular Communications Corp., Term B,
534	7.318%, 1/20/11	538,360
376	7.57%, 1/20/11	379,127
376	7.57%, 2/9/11	379,127
4,007	7.617%, 2/9/11 (e)	4,041,763
218	7.65%, 1/20/11	219,893
3,758	7.749%, 1/20/11	3,791,266
	Consolidated Communications, Inc., Term B,
5,166	7.367%, 10/14/11	5,182,492
1,605	7.41%, 9/18/11	1,610,379
8,978	Crown Castle International, 7.65%, 6/1/14, Term B	9,022,387
	Eircom Group PLC (e),
€4,700	5.933%, 7/17/14, Term B	5,997,682
€4,700	6.308%, 7/17/15, Term C	6,040,430
	Hawaiian Telcom Communications, Inc.,
$4,900	7.62%, 4/30/12, Term A	4,890,048
4,982	7.62%, 10/31/12, Term B	4,997,782
	Mediacom Broadband LLC, Term D,
2,182	7.002%, 2/28/14	2,175,683
2,909	7.12%, 2/28/14	2,900,911
2,909	7.27%, 2/28/14	2,900,911

Principal
Amount
(000)		Value*

Telecommunications—(continued)
	Mediacomm Communications Corp., Term A,
$604	6.33%, 3/31/10	$594,080
968	6.62%, 3/31/10	951,793
	Nordic Telephone Co. Holdings ApS (e),
€6,050	5.536%, 11/30/14, Term B	7,797,532
€6,050	6.036%, 11/30/14, Term C	7,830,350
$8,500	Qwest Corp., 6.95%, 6/30/10, Term B	8,636,000
		83,169,912
Transportation—0.5%
	Fleetpride Corp., Term B,
38	8.32%, 6/6/13	37,664
5,962	8.586%, 6/6/13	5,988,586
		6,026,250
Utilities—2.3%
	AES Corp., Term B,
3,720	6.75%, 4/30/08	3,731,725
3,720	7.50%, 8/10/11	3,731,726
5,925	Midwest Generation LLC, 7.57%, 12/31/11, Term B	5,977,768
	Reliant Energy, Inc.,
12,870	7.655%, 4/30/10, Term B2	12,908,880
3,691	7.705%, 4/30/10	3,695,631
		30,045,730
Waste Disposal—1.2%
	Allied Waste North America, Inc.,
4,499	5.323%, 1/15/12	4,507,051
1,928	7.07%, 1/15/12	1,931,011
1,836	7.13%, 1/15/12	1,839,059
5,647	7.17%, 1/15/12	5,655,104
1,928	7.21%, 1/15/12	1,930,719
		15,862,944
Wholesale—0.8%
	Roundy’s, Inc., Term B,
4,925	8.39%, 10/27/11	4,969,941
5,000	8.44%, 10/27/11	5,045,625
		10,015,566
Wire & Cable Products—2.5%
	Pirelli Cable S.A.,
€4,000	5.566%, 6/23/13, Term B	5,124,546
€2,500	6.066%, 6/23/14, Term C	3,210,819
	UPC Broadband Holding BV,
€6,758	5.507%, 3/31/13, Term J1	8,634,994
€6,758	5.509%, 12/31/13, Term K1	8,636,288
$3,250	7.64%, 3/31/13, Term J2	3,253,916
3,250	7.64%, 12/31/13, Term K2	3,253,338
		32,113,901

	Total Senior Loans (cost—$964,283,932)	966,471,542

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—20.7%
Airlines—0.3%
	JetBlue Airways Corp., FRN,
$2,861	8.505%, 5/15/10, Ser. 04-2	Ba3/BB-	$2,866,267
1,440	9.64%, 3/15/08, Ser. 04-1	Ba3/BB-	1,458,657
			4,324,924

Banking—0.5%
£3,000	Royal Bank of Scotland PLC, 6.00%, 4/6/11 (b)(d)(f)	NR/NR	5,669,574

Chemicals—0.2%
€2,000	Rhodia S.A., 6.242%, 10/15/13, FRN (d)(f)	B2/B-	2,551,859

Computer Services—0.5%
	SunGard Data Systems, Inc.,
$2,000	9.125%, 8/15/13	Caa1/B-	2,085,000
4,000	9.973%, 8/15/13, FRN	Caa1/B-	4,180,000
			6,265,000

Energy—0.0%
250	Transcontinental Gas Pipe Line Corp., 6.654%, 4/15/08, FRN (d)	Ba1/BB-	250,313

Financial Services—5.8%
3,500	Chukchansi Economic Dev. Auth., 8.78%, 11/15/12, FRN (d)	B2/BB-	3,640,000
	Ford Motor Credit Co., FRN,
37,375	6.944%, 1/15/10	B1/B	35,583,542
14,000	8.466%, 11/2/07	B1/B	14,197,904
5,000	General Motors Acceptance Corp., 7.60%, 12/1/14, FRN	Ba1/BB	5,123,525
€ 6,000	Hellas Telecommunications Luxembourg V, 6.994%, 10/15/12, FRN	B1/B	7,849,554
	Universal City Florida Holding Co.,
$2,000	8.375%, 5/1/10	B3/B-	2,025,000
6,500	10.239%, 5/1/10, FRN	B3/B-	6,719,375
			75,138,900

Healthcare & Hospitals—0.2%
4,000	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CC	2,620,000

Multi-Media—3.0%
16,000	Cablevision Systems Corp., 9.87%, 4/1/09, Ser. B, FRN	B3/B+	16,840,000
	CCO Holdings LLC,
2,000	8.75%, 11/15/13	Caa1/CCC-	2,045,000
6,000	9.515%, 12/15/10, FRN	Caa1/CCC-	6,172,500
8,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa2/CCC-	8,300,000
3,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	3,336,000
2,000	Paxson Communications Corp., 11.624%, 1/15/13, FRN (d)	Caa2/CCC-	2,012,500
			38,706,000

Oil & Gas—1.2%
	El Paso Corp.,
5,865	6.375%, 2/1/09	B2/B	5,894,325
9,500	7.375%, 12/15/12	B2/B	9,808,750
			15,703,075

Paper/Paper Products—1.8%
2,000	Abitibi-Consolidated Finance L.P., 7.875%, 8/1/09	B2/B+	1,970,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Paper/Paper Products—(continued)
	Abitibi-Consolidated, Inc.,
$3,000	7.75%, 6/15/11	B2/B+	$2,692,500
8,000	8.89%, 6/15/11, FRN	B2/B+	7,760,000
4,000	Bowater, Inc., 8.39%, 3/15/10, FRN	B2/B+	4,060,000
7,000	Verso Paper Holdings LLC, 9.239%, 8/1/14, FRN (d)	B2/B+	7,105,000
			23,587,500

Telecommunications—7.2%
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	2,050,000
8,750	Hawaiian Telcom Communications, Inc., 10.789%, 5/1/13, Ser. B, FRN	B3/CCC+	9,012,500
	Intelsat Subsidiary Holding Co., Ltd., FRN,
5,425	10.484%, 1/15/12	B2/B+	5,526,719
6,000	11.64%, 6/15/13 (d)	Caa1/B	6,390,000
€6,350	Nordic Telephone Co. Holdings ApS, 8.649%, 5/1/16, FRN (d)	B2/B	8,469,541
$9,150	Nortel Networks Ltd., 9.624%, 7/15/11, FRN (d)	B3/B-	9,493,125
5,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B3/B	5,200,000
25,650	Qwest Communications International, Inc., 8.905%, 2/15/09, FRN	B2/B	26,195,063
6,000	Qwest Corp., 8.64%, 6/15/13, FRN	Ba2/BB	6,495,000
7,750	Rogers Wireless, Inc., 8.515%, 12/15/10, FRN	Ba2/BB+	7,934,062
5,820	Time Warner Telecom Holdings, Inc., 9.405%, 2/15/11, FRN	NR/CCC+	5,936,406
			92,702,416

	Total Corporate Bonds & Notes (cost—$264,000,222)		267,519,561

ASSET-BACKED SECURITIES—0.4%
1,092	Bear Stearns Asset Backed Securities, Inc., 5.555%, 12/25/42, FRN	Aaa/AAA	1,092,712
2,056	CIT Group Home Equity Loan Trust, 5.655%, 6/25/33, FRN	Aaa/AAA	2,061,769
1,695	Salomon Brothers Mortgage Securities VII, 5.685%, 3/25/32, FRN	NR/AAA	1,700,884

	Total Asset-Backed Securities (cost—$4,839,859)		4,855,365

MORTGAGE-BACKED SECURITIES—0.0%
209	MASTR Adjustable Rate Mortgage Trust,	Aaa/AAA
	3.786%, 11/21/34, CMO, FRN (cost—$209,463)		208,689

SHORT-TERM INVESTMENTS—4.0%
U.S. Treasury Bills (g)—1.0%
12,565	4.71%-4.96%, 11/30/06-12/14/06 (cost—$12,495,756)		12,495,756

Commercial Paper—0.8%
Banking—0.8%
3,900	Danske Corp., 5.27%, 12/27/06	NR/NR	3,868,029
5,700	Total Finance, 5.29%, 11/1/06	NR/NR	5,700,000

	Total Commercial Paper (cost—$9,568,029)		9,568,029

Corporate Notes—0.2%
Oil & Gas—0.2%
2,500	Gazprom AG, 9.125%, 4/25/07	Baa1/BBB-	2,552,750

Telecommunications—0.0%
612	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	B3/NR	616,695

	Total Corporate Notes (cost—$3,167,505)		3,169,445

Principal
Amount
(000)		Value*

Repurchase Agreements—2.0%
$20,000	Credit Suisse First Boston,
	dated 10/31/06, 5.25%, due 11/1/06,
	proceeds $20,002,917; collateralized by
	U.S. Treasury Inflation Indexed Bond, 3.375%,
	4/15/32, valued at 20,555,289 including
	accrued interest	$20,000,000
5,937	State Street Bank & Trust Co.,
	dated 10/31/06, 4.90%, due 11/1/06,
	proceeds $5,937,808; collateralized by
	Federal Home Loan Bank, 3.875%, 9/14/07,
	valued at $6,058,422 including accrued
	interest	5,937,000

	Total Repurchase Agreements (cost—$25,937,000)	25,937,000

	Total Short-Term Investments (cost—$51,168,290)	51,170,230

Contracts/
Notional
Amount

OPTIONS PURCHASED (h)—0.0%
	Call Options—0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
3,637	strike price $113, expires 11/21/06	56,828
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
550	strike price $108.50, expires 11/21/06	8,594
		65,422

	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
460	strike price $91.75, expires 3/19/07	1
508	strike price $92.50, expires 12/18/06	1
1,063	strike price $92.75, expires 12/18/06	2
1,472	strike price $93, expires 12/18/06	4
256	strike price $94.25, expires 12/18/06	1
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,515	strike price $101 expires 11/21/06	23,672
		23,681

	Total Options Purchased (cost—$159,179)	89,103

	Total Investments before options written (cost—$1,284,660,945)—100.0%	1,290,314,490

OPTIONS WRITTEN (h)—(0.0)%
	Call Options—(0.0)%
	Swap Option 3 month LIBOR, Over the Counter,
8,600,000	strike rate 4.60%, expires 1/2/07	(1,006)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,624	strike price $111, expires 2/23/07	(329,875)
		(330,881)

Contracts/
Notional
Amount		Value*

	Put Options—(0.0%)
	Swap Option 3 month LIBOR, Over the Counter,
8,600,000	strike rate 5.90%, expires 1/2/07	$(198)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
402	strike price $104, expires 11/21/06	(6,281)
1,624	strike price $106, expires 2/23/07	(380,625)
		(387,104)

	Total Options Written (premiums received—$1,396,399)	(717,985)

	Total Investments net of options written (cost—$1,283,264,546)—100.0%	$1,289,596,505

Notes to the Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Senior Loans, for which a secondary market does not exist are valued at fair-value pursuant to procedures approved by the Fund’s Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined on the last business day of each week as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security. Securities with an aggregate value of $972,141,117, which represent 75.38% of total investments are deemed illiquid.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after October 31, 2006.
(f)	Fair-valued security. Securities with an aggregate value of $13,540,517 which represents 1.05% of total investments.
(g)	All or partial amount segregated as collateral for futures contracts and/or options written.
(h)	Non-income producing.

Glossary
£ - British Pound
€ - Euros
¥ - Japanese Yen
CMO - Collateralized Mortgage Obligation
FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2006.
LIBOR - London Inter-Bank Offered Rate
NR - Not Rated

Other Investments:

(1) Futures contracts outstanding at October 31, 2006:

					Unrealized
				Expiration	Appreciation
Type		Contracts	Market Value	Date	(Depreciation)
Long:	Financial Future Euro – 90 day	1,189	$283,116	12/17/07	$595,384
	Financial Future Euro – 90 day	980	233,448	3/17/08	440,057
	Financial Future Euro – 90 day	576	137,182	6/16/08	110,700
	Financial Future Euro – 90 day	620	147,622	9/15/08	268,410
	Financial Future Euro – 90 day	306	72.836	12/15/08	288,487
	Financial Future Euro – 90 day	44	10.469	3/16/09	42,350
	Financial Future Euro – 90 day	44	10.455	6/15/09	42,900
Short:	U.S. Treasury Notes 5 yr. Futures	(550)	(58.059)	12/29/06	(335,156)
	U.S. Treasury Notes 10 yr. Futures	(1,011)	(109,409)	12/19/06	(1,012,279)
					$440,853

(2) Transactions in options written for the three months ended October 31, 2006:

	Contracts/Notional	Premiums
Options outstanding, July 31, 2006	17,204,999	$1,637,161
Options written	9,400	1,999,700
Options terminated in closing transactions	(10,749)	(2,240,462)
Options outstanding, October 31, 2006	17,203,650	$1,396,399

(3) Credit default swap contracts outstanding at October 31, 2006:

			Fixed
	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)

Bank of America
Abitibi-Consolidated	$5,000	6/20/08	2.95%	$16,772
Bombardier	3,500	6/20/10	3.80%	226,070
Royal Caribbean Cruises	5,000	12/20/09	1.12%	74,668
Williams Cos.	5,000	12/20/09	1.65%	122,920
Bear Stearns
Abitibi-Consolidated	2,500	6/20/07	1.65%	359
Allied Waste North America	1,500	12/20/07	1.85%	25,718
ArvinMeritor	1,500	12/20/07	1.14%	(592)
Dura Automotive Systems	4,500	12/20/09	4.15%	(2,996,121)
Dynergy Holdings	1,500	12/20/09	2.35%	15,098
MGM Mirage	5,000	12/20/09	1.54%	65,091
Stone Container	1,500	12/20/09	1.76%	(17,666)
Stone Container	5,000	12/20/09	1.87%	(42,674)
Citigroup
AES	10,000	6/20/08	1.17%	94,447
Host Marriot	5,000	12/20/09	1.70%	148,763
Reliant Energy	5,000	12/20/09	3.20%	183,403
Credit Suisse First Boston
Equistar Chemicals	5,000	12/20/09	2.25%	194,521
Intelsat Bermuda	7,000	3/20/10	3.21%	121,065
ITRAXX Europe Crossover	€7,400	6/20/11	2.90%	319,484
Samis	$1,400	9/20/08	2.45%	8,693
Samis	3,600	12/20/09	2.15%	3,092

	Notional Amount		Fixed Rate	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received by	Appreciation
Referenced Debt Issuer	(000)	Date	Portfolio	(Depreciation)
Deutsche Bank
Dow Jones CDX High Yield	$80,000	12/20/11	7.00%	$1,058,880
Russian Federation	7,000	6/20/07	0.44%	19,790
Softbank	¥1,000,000	9/20/07	2.30%	37,142
J.P. Morgan Chase
Nortel Network	$3,100	9/20/07	1.43%	21,549
NRG Energy	5,000	12/20/09	2.20%	160,834
Owens-Brock	5,000	12/20/11	2.09%	2,186
Lehman Securities
Boyd Gaming	5,000	12/20/09	1.65%	9,786
Hayes Lemmerz International	5,000	12/20/09	2.50%	125,614
HCA	5,000	12/20/09	1.55%	(121,879)
PanAmSat	3,000	12/20/09	3.00%	150,852
Six Flags Theme Parks	4,000	3/20/10	2.70%	(180,194)
Station Casinos	5,000	12/20/09	1.45%	(5,633)
Stone Container	3,000	12/20/09	1.85%	(27,373)
TRW Automotive	5,000	12/20/09	2.05%	226,775
Merrill Lynch
AES	3,000	12/20/09	2.60%	124,555
ArvinMeritor	4,500	12/20/09	2.25%	(60,960)
Chesapeake Energy	5,000	12/20/09	1.30%	74,068
CMS Energy	1,500	12/20/09	1.85%	60,558
Delhaize America	5,000	12/20/09	1.07%	84,361
Naftogaz Ukrainy	3,000	4/20/09	3.30%	(143,529)
Toys “R” Us	5,000	12/20/09	3.20%	(194,140)
Wachovia Securities
Ford Motor Credit	5,000	12/20/09	2.14%	(367,035)
GMAC	5,000	12/20/09	2.26%	(180,051)
				$(560,733)

(4) Interest rate swap agreements outstanding at October 31, 2006:

			Rate Type
	Notional Amount		Payments	Payments	Unrealized
	Payable on Default	Termination	Made	Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$265,000	6/21/25	5.70%	3 Month LIBOR	$(13,721,435)
Barclays Bank	265,000	6/21/25	3 Month LIBOR	5.70%	13,453,176
Deutsche Bank	190,800	12/19/08	3 Month LIBOR	5.00%	66,834
Goldman Sachs	36,300	12/19/08	3 Month LIBOR	5.00%	6,037
Lehman Securities	30,300	12/20/16	5.00%	3 Month LIBOR	(975,527)
Lehman Securities	630,000	12/18/24	5.77%	3 Month LIBOR	(40,753,566)
Lehman Securities	613,000	12/18/24	3 Month LIBOR	5.70%	32,606,730
UBS Securities	8,000	12/19/08	3 Month LIBOR	5.00%	3,410
UBS Securities	261,700	6/21/25	5.70%	3 Month LIBOR	(16,799,570)
UBS Securities	255,000	6/21/25	3 Month LIBOR	5.70%	13,987,095
					$(12,126,816)

LIBOR—London Inter-Bank Offered Rate

The Fund received $2,000,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5) Forward foreign currency contracts outstanding at October 31, 2006:

	U.S. $ Value	U.S. $ Value	Unrealized
	Origination Date	October 31, 2006	Depreciation
Purchased:
¥ 885,500,000 settling 11/15/06	$7,784,800	$7,574,967	$(209,833)

Sold:
£ 2,985,000 settling 11/30/06	5,588,980	5,694,695	(105,715)
€ 701,000 settling 12/5/06	892,870	896,467	(3,597)
€ 85,801,000 settling 12/8/06	109,442,608	109,740,705	(298,097)
			$(617,242)

(6) At October 31, 2006, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
Eastman Kodak	$5,013,340
Host Marriott L.P. Revolver A	3,314,348
Host Marriott L.P. Revolver B	1,635,652
Lucite International	785,205
$10,748,545

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 27, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 27, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 27, 2006